Goodwill and Other Intangible Assets (Total Carrying Amount of Intangible Assets Having Indefinite Life) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 91,048	¥ 92,163
Trademarks
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	68,922	70,220
Distribution agreements
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	18,834	18,834
Other
Indefinite-lived Intangible Assets [Line Items]
Carrying amount of intangible assets having an indefinite life	¥ 3,292	¥ 3,109